Summary of Significant Accounting Policies and Critical Accounting Estimates - Changes in the Carrying Amount of Warranty Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance	$ 2,779	$ 2,637
Provision charged to cost of sales	3,024	3,562
Usage	(2,859)	(2,936)
Adjustments to previously provided warranties, net	(54)	(424)
Currency translation	161	(60)
Balance	$ 3,051	$ 2,779